Leases - Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Leases - Consolidated Balance Sheet [Abstract]
Prepaid expenses	$ 98	$ 90	$ 103
Operating lease right-of-use assets	972	975	0
Other assets and deferred charges	607	604	616
Short-term operating lease liabilities	116	112	0
Other current liabilities	100	106	114
Long-term operating lease liabilities	931	949	0
Other deferred liabilities and credits	$ 481	438	$ 541
ASC 842 Adjustment
Leases - Consolidated Balance Sheet [Abstract]
Prepaid expenses		(13)
Operating lease right-of-use assets		975
Other assets and deferred charges		(12)
Short-term operating lease liabilities		112
Other current liabilities		(8)
Long-term operating lease liabilities		949
Other deferred liabilities and credits		$ (103)